Loans And Leases	12 Months Ended
Dec. 31, 2017
Loans And Leases [Abstract]
Loans And Leases

NOTE 4 – LOANS AND LEASES

The following table presents the recorded investment in loans and leases by portfolio segment.  The recorded investment in loans and leases includes the principal balance outstanding adjusted for purchase premiums and discounts, and deferred loan fees and costs.

	December 31, 2017	December 31, 2016
Commercial (1)	$101,975	$71,334
Real estate:
Single-family residential	95,578	92,544
Multi-family residential	35,665	34,291
Commercial	111,866	105,313
Construction	42,862	25,822
Consumer:
Home equity lines of credit	25,054	23,109
Other	376	637
Subtotal	413,376	353,050
Less: ALLL	(6,970)	(6,925)
Loans and Leases, net	$406,406	$346,125

(1)	Includes $6,008 and $2,874 of commercial leases at December 31, 2017 and December 31, 2016, respectively.

Mortgage Purchase Program:

CFBank has participated in a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation, since December 2012.  Pursuant to the terms of a participation agreement, CFBank purchases participation interests in loans made by Northpointe related to fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S.  The underlying loans are individually (MERS) registered loans which are held until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions.  This process on average takes approximately 14 days.  Given the short-term holding period of the underlying loans, common credit risks (such as past due, impairment and TDR, nonperforming, and nonaccrual classification) are substantially reduced.  Therefore, no allowance is allocated by CFBank to these loans.  These loans are 100% risk rated for CFBank capital adequacy purposes.  Under the participation agreement, CFBank agrees to purchase a 95% ownership/participation interest in each of the aforementioned loans, and Northpointe maintains a 5% ownership interest in each loan it participates.  At December 31, 2017 and 2016, CFBank held $37,665 and $46,919, respectively,  of such loans which have been included in single-family residential loan totals above.

Allowance for Loan and Lease Losses:

The ALLL is a valuation allowance for probable incurred credit losses in the loan and lease portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan and lease losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the years ended December 31, 2017 and 2016:

	December 31, 2017
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925
Addition to (reduction in) provision for loan losses	335	157	(56)	(584)	92	88	(32)	-
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	2	20	-	-	-	23	-	45
Ending balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

	December 31, 2016
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620
Addition to (reduction in) provision for loan losses	390	149	(132)	(128)	19	(4)	(64)	230
Charge-offs	(123)	(147)	-	-	-	(53)	(1)	(324)
Recoveries	-	42	143	145	-	69	-	399
Ending balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2017:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$26	$-	$-	$-	$26
Collectively evaluated for impairment	1,984	912	660	2,117	672	597	2	6,944
Total ending allowance balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

Loans:
Individually evaluated for impairment	$277	$116	$-	$3,183	$-	$-	$-	$3,576
Collectively evaluated for impairment	101,698	95,462	35,665	108,683	42,862	25,054	376	409,800
Total ending loan balance	$101,975	$95,578	$35,665	$111,866	$42,862	$25,054	$376	$413,376

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2016:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$-	$-	$21	$-	$-	$-	$22
Collectively evaluated for impairment	1,646	735	716	2,706	580	486	34	6,903
Total ending allowance balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

Loans:
Individually evaluated for impairment	557	$122	$37	$2,732	$-	$-	$-	$3,448
Collectively evaluated for impairment	70,777	92,422	34,254	102,581	25,822	23,109	637	349,602
Total ending loan balance	$71,334	$92,544	$34,291	$105,313	$25,822	$23,109	$637	$353,050

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2017. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31. 2017 totaled $190.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$391	$137	$-	$142	$26
Land	-	-	-	-	-
Total with no allowance recorded	391	137	-	142	26

With an allowance recorded:
Commercial	277	277	-	291	9
Real estate:
Single-family residential	116	116	-	118	6
Commercial:
Non-owner occupied	2,856	2,856	24	2,882	154
Owner occupied	190	190	2	194	9
Total with an allowance recorded	3,439	3,439	26	3,485	178
Total	$3,830	$3,576	$26	$3,627	$204

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2016. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31. 2016 totaled $216.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$476	$358	$-	$436	$13
Real estate:
Multi-family residential	37	37	-	41	2
Commercial:
Non-owner occupied	112	112	-	114	8
Owner occupied	871	350	-	360	46
Total with no allowance recorded	1,496	857	-	951	69

With an allowance recorded:
Commercial	199	199	1	232	9
Real estate:
Single-family residential	122	122	-	125	7
Commercial:
Non-owner occupied	2,068	2,068	19	2,086	126
Owner occupied	202	202	2	208	10
Total with an allowance recorded	2,591	2,591	22	2,651	152
Total	$4,087	$3,448	$22	$3,602	$221

The following table presents the recorded investment in nonperforming loans by class of loans as of December 31, 2017 and 2016:

	2017	2016
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	115	263
Real estate:
Single-family residential	253	397
Consumer:
Home equity lines of credit:
Originated for portfolio	-	44
Purchased for portfolio	102	-
Total nonaccrual	470	704
Total nonperforming loans	$470	$704

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2017 or December 31, 2016.

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2017:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$101,975	$115
Real estate:
Single-family residential	1,610	27	104	1,741	93,837	149
Multi-family residential	-	-	-	-	35,665	-
Commercial:
Non-owner occupied	-	-	-	-	67,792	-
Owner occupied	-	-	-	-	38,787	-
Land	-	-	-	-	5,287	-
Construction	-	-	-	-	42,862	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	24,592	-
Purchased for portfolio	-	-	102	102	360	-
Other	24	-	-	24	352	-
Total	$1,634	$27	$206	$1,867	$411,509	$264

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2016:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$119	$119	$71,215	$144
Real estate:
Single-family residential	284	49	106	439	92,105	291
Multi-family residential	-	-	-	-	34,291	-
Commercial:
Non-owner occupied	-	-	-	-	60,936	-
Owner occupied	269	600	-	869	34,891	-
Land	-	-	-	-	8,617	-
Construction	48	-	-	48	25,774	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	15	-	15	22,440	44
Purchased for portfolio	69	-	-	69	585	-
Other	-	-	-	-	637	-
Total	$670	$664	$225	$1,559	$351,491	$479

Troubled Debt Restructurings (TDRs):

From time to time, the terms of certain loans are modified as TDRs, where concessions are granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

As of December 31, 2017 and December 31, 2016, TDR’s totaled $3,386 and $3,130, respectively.  The Company allocated $25 and $22 of specific reserves to loans modified in TDRs as of December 31, 2017 and 2016, respectively. The Company had not committed to lend additional amounts as of December 31, 2017 or 2016 to customers with outstanding loans that were classified as nonaccrual TDRs.

There was one commercial real estate loan in the amount of $841 that was modified as a TDR during the year ended December 31, 2017, where concessions were granted to a borrower experiencing financial difficulty.  The loan was re-written at a lower interest rate than otherwise would have been offered on this credit grade in the current market.  There was one commercial loan in the amount of $239 that was modified as TDRs during the year ended December 31, 2016, where concessions were granted to a borrower experiencing financial difficulties.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2017:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	1	$841	$841
Total	1	$841	$841

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2016:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	1	$339	$339
Total	1	$339	$339

The TDRs described above resulted in no charge-offs during the years ended December 31, 2017 and 2016, respectively.

There were no TDR’s that went into payment default during the year ended December 31, 2017.  There was one nonperforming TDR that went into payment default during the year ending December 31, 2016.

The terms of certain other loans were modified during the year ended December 31, 2017 and 2016 that did not meet the definition of a TDR. These loans had a total recorded investment of $46,731 and $33,294 as of December 31, 2017 and 2016, respectively. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing.  At December 31, 2017 and 2016, nonaccrual TDRs were as follows:

	2017	2016
Commercial	$115	$144
Total	$115	$144

Nonaccrual loans at December 31, 2017 and 2016 did not include $3,271 and $2,986, respectively, of TDRs where customers have established a sustained period of repayment performance, generally six months, the loans are current according to their modified terms and repayment of the remaining contractual payments is expected.  These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  Management analyzes loans individually by classifying the loans as to credit risk.  This analysis includes commercial, commercial real estate and multi-family residential real estate loans.  Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings.  The following definitions are used for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans.  Loans listed as not rated are included in groups of homogeneous loans.  Past due information is the primary credit indicator for groups of homogenous loans.  Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss.

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2017 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2017.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$98,829	$2,869	$277	$101,975
Real estate:
Single-family residential	95,317	-	-	261	95,578
Multi-family residential	-	35,036	466	163	35,665
Commercial:
Non-owner occupied	88	65,161	1,711	832	67,792
Owner occupied	-	37,453	1,008	326	38,787
Land	-	5,287	-	-	5,287
Construction	2,239	40,623	-	-	42,862
Consumer:
Home equity lines of credit:
Originated for portfolio	24,516	-	-	76	24,592
Purchased for portfolio	360	-	-	102	462
Other	376	-	-	-	376
	$122,896	$282,389	$6,054	$2,037	$413,376

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2016 follows.  There were no loans rated doubtful at December 31, 2016.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$47	$70,444	$286	$557	$71,334
Real estate:
Single-family residential	92,130	-	-	414	92,544
Multi-family residential	-	33,615	505	171	34,291
Commercial:
Non-owner occupied	115	58,183	1,782	856	60,936
Owner occupied	-	33,493	1,048	1,219	35,760
Land	-	6,380	-	2,237	8,617
Construction	1,997	23,825	-	-	25,822
Consumer:
Home equity lines of credit:
Originated for portfolio	22,328	-	-	127	22,455
Purchased for portfolio	512	-	-	142	654
Other	637	-	-	-	637
	$117,766	$225,940	$3,621	$5,723	$353,050